INCOME TAX - Unrecognized Income Tax Benefits - Reconciliation (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 RUB (₽)	Dec. 31, 2021 RUB (₽)
Reconciliation of the total amounts of unrecognized income tax benefits
Balance at the beginning of the period	₽ 5,463	$ 60.9	₽ 1,345	₽ 427
Increases related to prior years tax positions	601	6.7	1,099	633
Decreases related to prior years tax positions	(180)	(2.0)	(309)	(141)
Increases related to current year tax positions	2,238	25.0	3,328	426
Settlements	(344)	(3.8)
Balance at the end of the period	₽ 7,778	$ 86.8	₽ 5,463	₽ 1,345